Equity	12 Months Ended
Oct. 31, 2025
Equity Disclosure [Abstract]
Equity
NOTE 19: EQUITY
COMMON SHARES
The Bank is authorized by its shareholders

to issue an unlimited number of common

shares, without par value, for unlimited

consideration. The common shares
are not redeemable or convertible. Dividends

are typically declared by the Board of

Directors of the Bank on a quarterly basis and

the amount may vary from
quarter to quarter.
PREFERRED SHARES AND OTHER EQUITY

INSTRUMENTS
Preferred Shares
The Bank is authorized by its shareholders

to issue, in one or more series, an unlimited

number of Class A First Preferred Shares,

without nominal or par value.
Non-cumulative preferential dividends are payable

either quarterly or semi-annually in accordance

with applicable terms, as and when declared

by the Board of
Directors of the Bank. All preferred shares

issued by the Bank currently include

NVCC provisions, necessary for the

preferred shares to qualify as regulatory
capital under OSFI’s CAR guideline. NVCC provisions

require the conversion of the impacted instruments

into a variable number of common shares

upon the
occurrence of a Trigger Event. A Trigger Event is currently defined in the CAR Guideline as an event where

OSFI determines that the Bank is, or is about

to
become, non-viable and that after conversion

or write-off, as applicable, of all non-common

capital instruments and consideration of

any other relevant factors or
circumstances, the viability of the Bank is expected

to be restored, or where the Bank has accepted

or agreed to accept a capital injection or equivalent

support
from a federal or provincial government of

Canada without which the Bank would have

been determined by OSFI to be non-viable.
Limited Recourse Capital Notes
The Bank has issued Limited Recourse

Capital Notes (the “LRCNs”) with recourse

limited to assets held in a trust consolidated by

the Bank (the “Limited Recourse
Trust”). The Limited Recourse Trust’s assets consist of Class A First

Preferred Shares of the Bank, each series

of which is issued concurrently with

the LRCNs
(the “LRCN Preferred Shares”). The LRCN

Preferred Shares are eliminated on the Bank’s

Consolidated Financial Statements.
In the event of (i) non-payment of interest

following any interest payment date,

(ii) non-payment of the redemption price

in case of a redemption of the LRCNs,
(iii) non-payment of principal plus accrued

and unpaid interest at the maturity of the LRCNs,

(iv) an event of default on the LRCNs,

or (v) a Trigger Event, the
recourse of each LRCN holder will be limited

to that holder’s pro rata share of the

Limited Recourse Trust’s assets.
The LRCNs, by virtue of the recourse

to the LRCN Preferred Shares, include standard

NVCC provisions necessary for them to qualify as

Additional Tier 1
Capital under OSFI’s CAR guideline. NVCC provisions

require the conversion of the instrument

into a variable number of common shares

upon the occurrence of
a Trigger Event. In such an event, each LRCN Preferred

Share will automatically and immediately be

converted into a variable number of common

shares which
will be delivered to LRCN holders in

satisfaction of the principal amount of, and accrued

and unpaid interest on, the LRCNs. The number

of common shares issued
will be determined based on the conversion

formula set out in the terms of the respective

series of LRCN Preferred Shares.
The LRCNs are compound instruments with

both equity and liability features. Non-payment

of interest and principal in cash does not

constitute an event of
default and will trigger the delivery of the LRCN

Preferred Shares. The liability component

has a nominal value and, therefore,

the proceeds received upon
issuance have been presented as equity, and any interest payments are accounted for as distributions on other

equity instruments.
Perpetual Subordinated Capital Notes
The Bank has issued Perpetual Subordinated

Capital Notes (“Perpetual Notes”). The

Perpetual Notes have no scheduled maturity

or redemption date. Interest
payments are at the discretion of the Bank.

The Perpetual Notes include standard NVCC

provisions necessary for them to qualify as

Additional Tier 1 Capital
under OSFI’s CAR guideline.
The Perpetual Notes are compound instruments

with both equity and liability features. The

liability component has a nominal value and,

therefore, the proceeds
received upon issuance have been presented

as equity, and any interest payments are accounted for as distributions on other equity instruments.
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding and treasury instruments

held as at and for the
years ended October 31, 2025 and October

31, 2024.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments

and millions of Canadian dollars)
October 31, 2025 October 31, 2024
Number Number
of shares Amount of shares Amount
Common Shares
Balance as at beginning of year 1,750,272 $ 25,373 1,791,422 $ 25,434
Proceeds from shares issued on exercise

of stock options
2,260 165 1,657 112
Shares issued as a result of dividend reinvestment

plan
1,575 130 6,592 529
Purchase of shares for cancellation and other (64,611) (941) (49,399) (702)
Balance as at end of year – common shares 1,689,496 $ 24,727 1,750,272 $ 25,373
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1 20,000 $ 500 20,000 $ 500
Series 5
1
– – 20,000 500
Series 7 2 – – 14,000 350
Series 9 3 – – 8,000 200
Series 16 14,000 350 14,000 350
Series 18 14,000 350 14,000 350
Series 27 850 850 850 850
Series 28 800 800 800 800

49,650 $ 2,850 91,650 $ 3,900
Other Equity Instruments
4
Limited Recourse Capital Notes – Series 1 1,750 $ 1,750 1,750 $ 1,750
Limited Recourse Capital Notes – Series 2 1,500 1,500 1,500 1,500
Limited Recourse Capital Notes – Series 3 5 1,750 2,403 1,750 2,403
Limited Recourse Capital Notes – Series 4
5
750 1,023 750 1,023
Limited Recourse Capital Notes – Series 5 750 750 – –
Limited Recourse Capital Notes – Series 6 5 750 1,037 – –
Perpetual Subordinated Capital Notes – Series

2023-9
6
1 312 1 312
7,251 8,775 5,751 6,988
Balance as at end of year – preferred shares

and other equity instruments
56,901 $ 11,625 97,401 $ 10,888
Treasury – common shares
7
Balance as at beginning of year 213 $ (17) 748 $ (64)
Purchase of shares 145,166 (13,094) 139,135 (11,209)
Sale of shares (145,379) 13,111 (139,670) 11,256
Balance as at end of year – treasury

– common shares
– $ – 213 $ (17)
Treasury – preferred shares and other equity instruments 7
Balance as at beginning of year 163 $ (18) 142 $ (65)
Purchase of shares and other equity instruments 4,614 (1,535) 6,556 (625)
Sale of shares and other equity instruments (4,748) 1,549 (6,535) 672
Balance as at end of year – treasury

– preferred shares and other equity
instruments 29 $ (4) 163 $ (18)
1

On January 31, 2025, the Bank redeemed all of its
20

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 5 (“Series 5 Preferred
Shares”), at a redemption price of $ 25.00

per Series 5 Preferred Share, for a total redemption cost of approximately $
500

million.
2

On July 31, 2025, the Bank redeemed all of its
14

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 7 (“Series 7 Preferred Shares”), at
a redemption price of $ 25.00

per Series 7 Preferred Share, for a total redemption cost of approximately $
350

million.
3

On October 31, 2025, the Bank redeemed all of its
8

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 9 (“Series 9 Preferred Shares”),
at a redemption price of $ 25.00

per Series 9 Preferred Share, for a total redemption cost of approximately $
200

million.
4

For Other Equity Instruments, the number of shares represents the number of notes issued.
5

For LRCNs – Series 3, 4, and 6, the amount represents the Canadian dollar equivalent of the U.S. dollar notional amount. Refer to “Preferred Shares and Other Equity Instruments –
Significant Terms and Conditions” table

for further details.
6

For Perpetual Subordinated Capital Notes (AT1),

the amount represents the Canadian dollar equivalent of the Singapore dollar notional amount. Refer to

“Preferred Shares and Other
Equity Instruments – Significant Terms and

Conditions” table for further details.
7

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
Preferred Shares and Other Equity Instruments – Significant

Terms and Conditions
Annual

Dividend Reset Next redemption/ Convertible
Issue date yield (%)
1
frequency
1
spread (%)
1
conversion date
1,2
into
1,2
NVCC Rate Reset Preferred Shares
Series 1 June 4, 2014 4.970 Quarterly 2.240 October 31, 2029 Series 2
Series 16 July 14, 2017 6.301 Quarterly 3.010 October 31, 2027 Series 17
Series 18 March 14, 2018 5.747 Quarterly 2.700 April 30, 2028 Series 19
Series 27 April 4, 2022 5.750 Semi-annual 3.317 October 31, 2027 –
Series 28 July 25, 2022 7.232 Semi-annual 4.200 October 31, 2027 –
Annual

Coupon Reset Next redemption Recourse to
Issue date yield (%) frequency spread (%) date Preferred Shares 3
Other Equity Instruments
Perpetual Subordinated Capital Notes 4 July 10, 2024 5.700 Semi-annual 2.652 July 31, 2029 n/a
NVCC Limited Recourse Capital Notes 5
Series 1 July 29, 2021 3.600 Semi-annual 2.747 October 31, 2026 Series 26
Series 2 September 14, 2022 7.283 Semi-annual 4.100 October 31, 2027 Series 29
Series 3
6
October 17, 2022 8.125 Quarterly 4.075 October 31, 2027 Series 30
Series 4 6 July 3, 2024 7.250 Quarterly 2.977 July 31, 2029 Series 31
Series 5 December 18, 2024 5.909 Quarterly 3.100 January 1, 2030 Series 32
Series 6
6
September 23, 2025 6.350 Quarterly 2.721 October 31, 2030 Series 33
1

Non-cumulative preferred dividends for each series are payable as and when declared by the Board of Directors.

Unless redeemed, the dividend rate of the Rate Reset Preferred Shares will reset on the next earliest optional redemption/conversion date and every 5 years thereafter to equal the then
5 -year Government of Canada bond yield plus the noted reset spread. If converted into a series of floating rate preferred shares, the dividend rate for the quarterly period will be equal to the then
90 -day Government of Canada Treasury bill yield plus the noted
reset spread unless otherwise stated.
2

Subject to regulatory consent and unless otherwise stated, preferred shares are redeemable on the next earliest optional redemption date as noted and every
5

years thereafter. Preferred
Shares, except Series 27 and Series 28, are convertible into the corresponding series of floating rate preferred shares on the conversion date noted and every
5

years thereafter if not
redeemed. If converted, the holders have the option to convert back to the original series of preferred shares every 5 years.
3

LRCN Preferred Share Series 26, Series 29, and Series 32 were issued at a price of $
1,000

per share and LRCN Preferred Share Series 30, Series 31, and Series 33 were issued at a price of US$ 1,000

per share. The LRCN Preferred Shares are eliminated on the Bank’s Consolidated

Balance Sheet.
4

Perpetual Subordinated Capital Notes are denominated in Singapore dollars. Unless redeemed, the interest rate on Perpetual Subordinated Capital Notes will reset on the next interest reset date and every 5

years thereafter to a rate equal to the then prevailing
5 -year SORA-OIS Rate plus the noted reset spread.
5

LRCNs may be redeemed at the option of the Bank, with the prior written approval of OSFI, in whole or in part on prior notice by the Bank as of the earliest redemption date and each optional redemption date thereafter. Unless redeemed or otherwise stated, the interest rate on the LRCNs will reset on the next earliest optional redemption date and every
5

years
thereafter at a rate equal to the then 5 -year Government of Canada bond yield plus the noted reset spread.
6

LRCN Series 3, 4, and 6 are denominated in U.S. dollars. Unless redeemed, the interest rate on LRCN

Series 3, 4, and 6 will reset on the next interest reset date and every
5

years
thereafter to equal the then 5 -year U.S. Treasury yield plus the noted reset spread.
NVCC Provision
If an NVCC trigger event were to occur, for all series of

Class A First Preferred Shares excluding

the preferred shares issued with respect

to LRCNs, the maximum
number of common shares that could be issued,

assuming there are no declared and unpaid

dividends on the respective series

of preferred shares at the time of
conversion, would be 0.6

billion in aggregate.
The LRCNs, by virtue of the recourse

to the preferred shares held in the Limited

Recourse Trust, include NVCC provisions. For LRCNs, if

an NVCC trigger were
to occur, the maximum number of common shares that

could be issued, assuming there are

no declared and unpaid dividends on the preferred

shares series
issued in connection with such LRCNs,

would be
1.7

billion in aggregate.
For NVCC subordinated notes and debentures

(including Perpetual Notes), if an

NVCC trigger event were to occur, the maximum number of common shares
that could be issued, assuming there is no accrued

and unpaid interest on the respective

subordinated notes and debentures, would be
3.3

billion in aggregate.
DIVIDEND RESTRICTIONS
The Bank is prohibited by the Bank Act (Canada)

from declaring dividends on its preferred

or common shares if there are reasonable

grounds for believing that the
Bank is, or the payment would cause the

Bank to be, in contravention of the capital adequacy

and liquidity regulations of the
Bank Act (Canada)

or directions of
OSFI. The Bank does not anticipate that this

condition will restrict it from paying dividends

in the normal course of business. In addition,

the ability to pay dividends
on common shares without the approval of

the holders of the outstanding preferred

shares is restricted unless all dividends on

the preferred shares have been
declared and paid or set apart for payment.

Currently, these limitations do not restrict the payment of dividends on common shares or preferred shares.
DIVIDENDS
On December 3, 2025, the Board approved

a dividend in an amount of one dollar and

eight cents ($
1.08
) per fully paid common share in the capital

stock of the
Bank for the quarter ending January 31, 2026,

payable on and after January 31, 2026,

to shareholders of record at the close of

business on January 9, 2026.
At October 31, 2025, the quarterly dividend

was $
1.05

per common share. Common share

cash dividends declared and paid during the

year totalled $
4.20

per
share (October 31, 2024 – $ 4.08 ), representing a payout ratio of 50
%, at the high end of the Bank’s target payout range

of
40 - 50 % of adjusted earnings. For cash
dividends payable on the Bank’s preferred shares,

refer to Note 19. As at October 31, 2025,
1,689

million common shares were outstanding

(October 31, 2024 –
1,750

million).
DIVIDEND REINVESTMENT PLAN
The Bank offers a Dividend Reinvestment Plan (DRIP)

for its common shareholders. Participation

in the plan is optional and under the

terms of the plan, cash
dividends on common shares are used

to purchase additional common shares. At

the option of the Bank, the common shares

may be issued from treasury at an
average market price based on the last

five trading days before the date of the dividend

payment, with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

prices.
During the year ended October 31, 2025,

the Bank satisfied the DRIP requirements

through common shares issued from treasury

with
no

discount for the first
three months and open market common

share purchases in the last nine months.

During the year ended October 31, 2024,

the Bank satisfied the DRIP
requirements through common shares issued

from treasury with
no

discount.
NORMAL COURSE ISSUER BID
On August 28, 2023, the Bank announced

that the Toronto Stock Exchange (TSX) and OSFI approved a normal course issuer bid (2023 NCIB) to repurchase for
cancellation up to 90

million of its common shares. The 2023 NCIB

commenced on August 31, 2023 and continued

until August 31, 2024. During the year ended
October 31, 2024, the Bank repurchased 49.4

million common shares under the 2023 NCIB,

at an average price of $
80.15

per share for a total amount of
$ 4.0

billion.
On February 24, 2025, the Bank announced

that the TSX and OSFI had approved a normal

course issuer bid (2025 NCIB) to purchase

for cancellation up to
100

million of its common shares for up to $
8

billion. The 2025 NCIB commenced on

March 3, 2025 and will end on February

28, 2026, or such earlier date as the
Bank may determine. From the commencement

of the 2025 NCIB to October 31, 2025,

the Bank repurchased
64.6

million shares under the program, at an
average price of $ 94.29

per share for a total amount of $
6.1

billion.